ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.   ORGANIZATION AND BASIS OF PRESENTATION

The Company is a limited liability company incorporated in the Cayman Islands on March 3, 2008.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, variable interest entities (the “VIEs") and VIEs' subsidiaries, which are mainly located in the People’s Republic of China (the “PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs' subsidiaries. The Company, its subsidiaries, VIEs and VIEs' subsidiaries are hereinafter collectively referred to as the “Group”.

The Group is principally engaged in the business of providing express delivery services, freight delivery services, supply chain management services, store+ services and other value-added services. The Group’s principal geographic market is in the PRC. On June 22, 2017, the Company revised its name from Best Logistics Technologies Limited to BEST Inc. effective immediately.

On September 20, 2017, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (Note 20).

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Details of the Company’s principal subsidiaries, VIEs and VIEs’ subsidiaries as of December 31, 2019 are as follows:

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
("BEST BVI")	("BVI")
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
("BEST HK")	("HK")
BEST Capital Inc.	Cayman Islands	December 13, 2017	100%	Investment holding
(“BEST Capital”)
BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
("BEST China")				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
("BEST Store")
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
("BEST Technology")
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd.	PRC	May 22, 2015	100%	Supply chain management services
("BEST Ningbo")
VIEs
Hangzhou BEST Network Technologies Co., Ltd.	PRC	August 22, 2007	Nil	Express delivery services
("BEST Network")
Hangzhou BEST Information Technology Services Co., Ltd.	PRC	October 23, 2019	Nil	Ucargo transportation services
(“BEST Information Technology”) (formerly known as Hangzhou Baisheng Investment Management Co., Ltd.) (“Baisheng”)

VIE’s subsidiaries:
Sichuan Wowo Supermarket Chain Co., Ltd.	PRC	May 4, 2017	Nil	Convenience store operations
(“Wowo”)
Shanxi Wowo Supermarket Chain Co., Ltd.	PRC	October 15, 2018	Nil	Convenience store operations
(“Shanxi Wowo”)
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	Ucargo transportation services
(“BEST Ucargo”)

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

To comply with PRC laws and regulations which prohibit foreign investors invest in any domestic mail delivery services, the Group operates its express delivery services in the PRC through its VIEs. Despite the lack of technical majority ownership, BEST Technology has effective control of BEST Network through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between BEST Technology and BEST Network. The equity interests of BEST Network are legally held by PRC individuals (the “nominee shareholders”). Through the Contractual Agreements, the nominee shareholders of BEST Network effectively assign all of their voting rights underlying their equity interests in BEST Network to BEST Technology. In addition, through the terms of the Contractual Agreements, BEST Technology demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of BEST Network. As a result of the Contractual Agreements, the Company has the power to direct the activities of BEST Network that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from BEST Network through BEST Technology. Therefore, the Company consolidates BEST Network in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification ("ASC") 810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements.

Loan Agreements

BEST Technology has granted interest-free loans with an aggregate amount of RMB13,780 to the nominee shareholders of BEST Network for the purpose of providing funds necessary for the capital injection of BEST Network. The loans are only repayable by the nominee shareholders through a transfer of his or her equity interests in BEST Network to BEST Technology or its designated party unless the nominee shareholders are in breach of the agreement, in which BEST Technology can request immediate repayment of the loans. The loan agreements are effective until full repayment of the loans or BEST Technology agrees to waive the loan.

Exclusive Technical Support and Service Agreement

Pursuant to the Exclusive Technical Support and Service Agreement between BEST Technology and BEST Network, BEST Technology has the exclusive right to provide services to BEST Network related to BEST Network’s business, including but not limited to the management, development and maintenance of software, databases and websites, training and recruitment of employees and other services required by BEST Network. In return, BEST Network agrees to pay a service fee that is based on a predetermined formula based on the financial performance of BEST Network. The Exclusive Technical Support and Service Agreement is valid for 20 years and will be automatically renewed on an annual basis unless both parties agree to terminate the agreement.

Exclusive Option Agreement

Under the Exclusive Option Agreement among BEST Technology, BEST Network and nominee shareholders of BEST Network, BEST Technology has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in BEST Network or all or part of the assets held by BEST Network and (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in BEST Network to BEST Technology or any designated third party. BEST Technology has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in BEST Network or assets held by BEST Network will be the minimum amount of consideration permitted under the then-applicable PRC laws. Any proceeds received by the nominee shareholders from the exercise of the option exceeding the loan amount, distribution of profits or dividends, shall be remitted to BEST Technology, to the extent permitted under PRC laws. The Exclusive Option Agreement will remain in effect until all the equity interests or the assets held by BEST Network are transferred to BEST Technology or its designated party. BEST Technology may terminate the Exclusive Option Agreement at their sole discretion, whereas under no circumstances may BEST Network or its nominee shareholders terminate this agreement.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Proxy Agreement

Pursuant to the Proxy Agreement between BEST Technology, BEST Network and its nominee shareholders, each of BEST Network’s shareholders agreed to entrust all the rights to exercise their voting power to the person designated by BEST Technology. The nominee shareholders irrevocably authorize the person designated by BEST Technology as its attorney-in-fact (“AIF”) to exercise on such nominee shareholder’s behalf any and all rights that such shareholder has in respect of its equity interests in BEST Network. BEST Technology has the right to replace the authorized AIF at any time upon written notice but not consent from the other parties. The Proxy Agreement has a term of 20 years and is subject to automatic renewal on an annual basis unless it is terminated by BEST Technology at its sole discretion. The nominee shareholders may not terminate the Proxy Agreement or revoke the appointment of the AIF without BEST Technology’s prior written consent.

Equity Pledge Agreement

Under the Equity Pledge Agreement among BEST Technology, BEST Network and its nominee shareholders; the nominee shareholders of BEST Network have pledged all of their equity interests in BEST Network in favor of BEST Technology to secure the performance by BEST Network and its nominee shareholders under the various contractual agreements, including the Exclusive Technical Support and Service Agreement, Loan Agreements and Exclusive Option Agreement described above. The nominee shareholders further undertake that they will remit any distributions as a result in connection with such shareholder’s equity interests in BEST Network to BEST Technology, to the extent permitted by PRC laws. If BEST Network or any of their respective nominee shareholders breach any of their respective contractual obligations under the above agreements, BEST Technology, as pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose the pledged equity interest. The nominee shareholders of BEST Network agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in BEST Network, without the prior consent of BEST Technology. The Equity Pledge Agreement will be valid until BEST Network and their respective shareholders fulfill all contractual obligations under the above agreements.

Through the design of the Contractual Agreements, the nominee shareholders of BEST Network effectively assigned their full voting rights to BEST Technology, which gives BEST Technology the power to direct the activities that most significantly impact BEST Network’s economic performance. In addition, BEST Technology is entitled to substantially all of the economic benefits from BEST Network. As a result of these Contractual Agreements, BEST Technology is determined to be the primary beneficiary of BEST Network.

In June 2017, the Contractual Agreements were supplemented by the following terms:

a)	Exclusive Technical Support and Service Agreement

●            BEST Technology has the right to unilaterally adjust the service fee;

●            The agreement is valid for 20 years and will be automatically renewed on an annual basis unless terminated by BEST Technology at its sole discretion, whereas under no circumstances may BEST Network terminate this agreement.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

b)	Exclusive Option Agreement

●            To ensure that the cash flow requirements of BEST Network’s daily operations are met and/or to set off any losses that may be incurred, the Company is obliged, only to the extent permissible under PRC laws, to provide financial support to BEST Network, whether or not BEST Network actually incurs any such operational loss. The Company will not request repayment if BEST Network or its nominee shareholders are unable to do so;

●            Without the Company’s prior consent, BEST Network and its nominee shareholders shall not enter into any material agreements outside of the ordinary course of business;

●            The Company, at its sole discretion, has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, BEST Technology or its designated party.

c)	Proxy Agreement

●            The Proxy Agreement is valid as long as the nominee shareholders remain shareholders of BEST Network;

●            The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company.

As a result, the power and the rights pursuant to the Proxy Agreement have since been effectively reassigned to the Company which has the power to direct the activities of BEST Network that most significantly impact BEST Network’s economic performance. The Company is also obligated to absorb the expected losses of BEST Network through the financial support as described above. The Company and BEST Technology, as a group of related parties,hold all of the variable interests of BEST Network. The Company has been determined to be most closely associated with BEST Network within the group of related parties and has replaced BEST Technology as the primary beneficiary of BEST Network since June 2017. As BEST Network was subject to indirect control by the Company through BEST Technology immediately before and direct control immediately after the Contractual Agreements were supplemented, the change of the primary beneficiary of BEST Network was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

To comply with changes to PRC laws and regulations that became effective in 2020 which prohibit foreign ownership of more than 50% of the equity interests in companies that engage in value-added telecommunication services, the Group effected a restructuring of its UCargo transportation services business. In October 2019, BEST China, the nominee shareholders of BEST Information Technology and the Company signed a series of Contractual Arrangements, through which, the Company obtained the power to direct the activities of BEST Information Technology that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from and is also obligated to absorb the expected losses of BEST Information Technology through BEST China. The Contractual Agreements executed by BEST China, the nominee shareholders of BEST Information Technology and the Company have similar terms as those described above between BEST Technology, BEST Network and its nominee shareholders. As a result, the Company is the primary beneficiary of BEST Information Technology and consolidates the entity in accordance with ASC810-10. At the same time, BEST China transferred its equity interests in BEST Ucargo and its subsidiaries to BEST Information Technology. As the restructuring transaction to transfer the assets and liabilities relating to the UCargo transportation services business described above are between entities under common control and do not change the control at the ultimate parent level, the transaction was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

In the opinion of the Company’s PRC legal counsel, (i) the ownership structure relating to the VIEs complies with current PRC laws and regulations; and (ii) the Company, BEST Technology and BEST China's contractual arrangements with the respective VIEs and VIEs' nominee shareholders are valid, binding and enforceable on all parties to these arrangements and do not violate current PRC laws or regulations.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs' subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	251,531	619,459	88,980
Restricted cash	46,506	412,134	59,199
Accounts and notes receivables, net	215,070	224,793	32,289
Inventories	79,896	57,527	8,263
Prepayments and other current assets	995,505	1,437,173	206,437
Short-term investments	135,019	150,692	21,646
Amounts due from related parties	79,867	195,811	28,127
Total current assets	1,803,394	3,097,589	444,941
Non-current assets:
Property and equipment, net	1,418,007	2,273,190	326,523
Intangible assets, net	111,409	104,017	14,941
Goodwill	430,763	430,763	61,875
Other non-current assets	12,741	46,022	6,611
Operating lease right-of-use assets	—	2,221,337	319,075
Restricted cash	16,455	38,096	5,472
Total non-current assets	1,989,375	5,113,425	734,497
Total assets	3,792,769	8,211,014	1,179,438
LIABILITIES
Current liabilities:
Short-term bank loans	735,000	819,000	117,642
Accounts and notes payable	1,399,578	2,071,644	297,573
Accrued expenses and other liabilities	1,232,916	1,197,583	172,022
Customer advances and deposits and deferred revenue	989,880	1,277,944	183,565
Operating lease liabilities	—	493,844	70,936
Amounts due to related parties	1,640,124	2,631,540	377,997
Income tax payable	275	—	—
Total current liabilities	5,997,773	8,491,555	1,219,735
Operating lease liabilities	—	1,809,753	259,955
Deferred tax liabilities	26,817	25,080	3,603
Other non-current liabilities	81,826	133,037	19,110
Total non-current liabilities	108,643	1,967,870	282,668
Total liabilities	6,106,416	10,459,425	1,502,403

The revenue-producing assets that are held by the VIEs comprise mainly of machinery and electronic equipment, express delivery software and domain name. The VIEs contributed an aggregate of 66%, 66% and 66% of the Group’s consolidated revenue for the years ended December 31, 2017, 2018 and 2019, respectively, after elimination of inter-company transactions. As of December 31, 2019, there was no pledge or collateralization of the VIEs’ assets that can only be used to settled obligations of the VIEs.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Other than the amounts due to related parties (which are eliminated upon consolidation) all remaining liabilities of the VIEs are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Total revenue	13,251,443	18,462,434	23,047,895	3,310,623
Net (loss)/profit	(221,601)	116,889	46,704	6,707
Net cash generated from operating activities	215,575	828,383	1,002,531	144,005
Net cash used in investing activities	(656,571)	(820,490)	(1,293,953)	(185,865)
Net cash generated from financing activities	267,017	165,376	1,030,277	147,991

In June 2019, BEST Finance transferred certain lease rental and other financing receivables to a securitization vehicle through Xinyuan Leasing Asset Backed Special Plan (the “Plan”). The Group acts as the servicer of the Plan by providing payment collection services for the underlying lease rental receivables and holds significant variable interests in the Plan through holding the subordinated tranche of asset-backed debt securities and the guarantee provided, from which the Group has the obligation to absorb losses of the Plan that could potentially be significant to the Plan. Accordingly, the Group is considered the primary beneficiary of the Plan and has consolidated the Plan's assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

	As at December 31,	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Amounts due from related parties	—	157,345	22,601
Total current assets	—	157,345	22,601
Restricted cash	—	40,000	5,745
Amounts due from related parties	—	140,000	20,110
Total non-current assets	—	180,000	25,855
Total assets	—	337,345	48,456

Securitization debt	—	107,820	15,487
Amounts due to related parties	—	49,525	7,114
Total current liabilities	—	157,345	22,601
Amounts due to related parties	—	180,000	25,855
Total non-current liabilities	—	180,000	25,855
Total liabilities	—	337,345	48,456

	As at December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	—	(297,345)	(42,711)
Net cash used in investing activities	—	—	—	—
Net cash generated from financing activities	—	—	337,345	48,457